Document and Entity Information	Jun. 01, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000935036
Document Type	8-K
Document Period End Date	Jun. 01, 2023
Entity Registrant Name	ACI WORLDWIDE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-25346
Entity Tax Identification Number	47-0772104
Entity Address, Address Line One	2811 Ponce de Leon Blvd.
Entity Address, Address Line Two	PH1
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(305)
Local Phone Number	894-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.005 per share
Trading Symbol	ACIW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false